Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure Of Significant Accounting Policies [line items]
Lease liabilities	$ 23,879,000	$ 8,766,000		$ 16,083,000
Right-of-use assets	$ 7,316
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				5.32%
Machinery and Equipment [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	3-12 years
Mineral Properties [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment	Declining balance
San Jose M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	90.00%	90.00%
Percentage of inferred resources	29.00%	21.00%	23.00%
Caylloma M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	80.00%	80.00%
Percentage of inferred resources	45.00%	48.00%	60.00%
Performance Share Units | Bottom of range [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	50.00%
Performance Share Units | Top of range [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	200.00%
Performance Share Units | Vesting Tranche One Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	20.00%
Performance Share Units | Vesting Tranche Two Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	30.00%
Performance Share Units | Vesting Tranche Three Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	50.00%